Inventory - Schedule of Inventory (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 5,060,000	$ 4,155,000
Inventory reserve	(142,000)	(84,000)	$ (276,000)
Net inventory	$ 4,918,000	$ 4,071,000	$ 6,637,000